Discontinued Operations of Barnes & Noble Education, Inc. (Tables)	12 Months Ended
Apr. 28, 2018
Schedule of Operations and Classes of Assets and Liabilities of Discontinued Operations

The following financial information presents the discontinued operations for fiscal 2016:

Fiscal 2016
Sales	$238,983
Cost of sales and occupancy	186,697

Gross profit	52,286
Selling and administrative expenses	94,933
Depreciation and amortization	13,100

Operating loss from discontinued operations	(55,747)
Interest expense, net and amortization of deferred financing fees	3

Loss before income taxes from discontinued operations	(55,750)
Income tax benefit	(16,604)

Net loss from discontinued operations	$(39,146)